Material Accounting Policies - Summary of the the Correlation Between the Major Macroeconomic Variables and the Credit Risk (Details)	12 Months Ended
Dec. 31, 2023
Domestic GDP Growth Rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Benchmark interest rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Three-year yields of Korea treasury bond
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
AA- rated corporate bond (3-year)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
BBB- rated corporate bond (3-year)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Composite Stock Index
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Rate of increase in housing transaction price index (Metropolitan Area)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
WTI crude oil price
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Growth rate of construction investment
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Current account balance
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Unemployment rate
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Positive correlation
Rate of increase in housing transaction price index (Nationwide)
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation
Total import
Disclosure Of Correlation Between The Major Macroeconomic Variables And The Credit Risk [Line Items]
Correlation Between The Major Macroeconomic Variables And The Credit Risk	Negative correlation